Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 97.66%
Basic Industry — 9.05%
Alcoa	9,000	$ 510,390
Axalta Coating Systems †	12,250	362,723
Berry Global Group †	12,451	839,446
Celanese	4,200	653,982
Crown Holdings	5,800	663,520
Graphic Packaging Holding	35,250	666,577
Huntsman	34,400	1,232,552
Louisiana-Pacific	7,400	491,656
Newmont	5,800	354,786
		5,775,632
Consumer Cyclical — 3.44%
Aptiv †	4,100	559,978
DR Horton	10,450	932,349
Johnson Controls International	9,618	698,940
		2,191,267
Consumer Discretionary — 9.86%
AutoZone †	440	873,994
Cable One	200	308,946
Darden Restaurants	3,350	468,564
Dollar Tree †	4,200	551,124
Hasbro	4,400	406,912
Marriott International Class A †	5,970	961,886
Nexstar Media Group Class A	2,600	429,988
Polaris	4,200	472,878
PVH †	2,350	223,274
Ross Stores	4,800	469,200
Stanley Black & Decker	4,650	812,122
VF	4,750	309,748
		6,288,636
Consumer Staples — 2.86%
Campbell Soup	4,900	216,188
Conagra Brands	11,450	398,002
Kellogg	6,000	378,000
Tyson Foods Class A	4,850	440,817
US Foods Holding †	11,050	389,623
		1,822,630
Energy — 6.08%
Coterra Energy	27,000	591,300
Hess	17,350	1,601,231
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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Energy (continued)
Marathon Oil	64,850	$ 1,262,630
Valero Energy	5,100	423,147
		3,878,308
Financial Services — 20.95%
Affiliated Managers Group	3,900	570,219
Allstate	6,950	838,656
Assurant	4,200	640,542
East West Bancorp	19,500	1,683,630
Globe Life	5,675	580,553
Hancock Whitney	14,900	785,528
Hartford Financial Services Group	15,350	1,103,204
KeyCorp	46,850	1,174,061
Raymond James Financial	13,700	1,450,419
Reinsurance Group of America	6,750	775,103
Signature Bank	2,250	685,418
State Street	6,800	642,600
Synchrony Financial	24,650	1,049,843
Synovus Financial	14,700	731,472
Western Alliance Bancorp	6,600	654,654
		13,365,902
Healthcare — 5.41%
AmerisourceBergen	4,650	633,330
Quest Diagnostics	4,450	600,839
Service Corp. International	6,550	404,266
STERIS	3,000	673,200
Syneos Health †	5,200	470,912
Zimmer Biomet Holdings	5,450	670,459
		3,453,006
Industrials — 11.74%
AECOM	12,500	864,125
AMETEK	3,100	423,987
Gates Industrial †	25,950	401,447
ITT	11,000	1,011,120
KBR	25,100	1,089,340
ManpowerGroup	3,800	398,506
Oshkosh	6,000	682,860
Quanta Services	10,300	1,058,016
Regal Rexnord	2,600	412,048
United Rentals †	1,600	512,192
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(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Industrials (continued)
WESCO International †	5,200	$ 633,828
		7,487,469
Real Estate Investment Trusts — 7.57%
Apartment Income REIT	11,727	619,420
Brandywine Realty Trust	33,900	435,954
Host Hotels & Resorts †	23,400	405,756
Kimco Realty	29,900	725,374
Life Storage	4,625	624,144
MGM Growth Properties Class A	18,200	707,616
Outfront Media	21,700	539,028
Spirit Realty Capital	16,300	773,598
		4,830,890
Technology — 12.23%
Agilent Technologies	6,650	926,478
Avnet	12,500	504,500
Ciena †	9,900	656,469
Fiserv †	2,650	280,105
Flex †	39,850	644,773
Keysight Technologies †	5,025	848,320
ON Semiconductor †	13,350	787,650
Qorvo †	5,000	686,400
Synopsys †	3,750	1,164,375
Teradyne	9,400	1,103,842
Western Digital †	3,900	201,786
		7,804,698
Transportation — 2.56%
JB Hunt Transport Services	2,750	529,485
Kirby †	6,800	443,224
Southwest Airlines †	14,700	657,972
		1,630,681
Utilities — 5.91%
CMS Energy	10,800	695,304
Edison International	7,300	458,367
MDU Resources Group	13,600	399,432
NRG Energy	14,400	574,992
Public Service Enterprise Group	12,750	848,258
WEC Energy Group	4,500	436,680
NQ-577 [1/22] 3/22 (2074761)    3

Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Utilities (continued)
Xcel Energy	5,100	$ 355,266
		3,768,299
Total Common Stock (cost $38,836,770)		62,297,418

Short-Term Investments — 2.45%
Money Market Mutual Funds — 2.45%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	390,701	390,701
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	390,701	390,701
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	390,701	390,701
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	390,701	390,701
Total Short-Term Investments (cost $1,562,804)		1,562,804
Total Value of Securities—100.11% (cost $40,399,574)		63,860,222

Liabilities Net of Receivables and Other Assets—(0.11%)		(70,589)
Net Assets Applicable to 7,912,231 Shares Outstanding—100.00%		$63,789,633
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust
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